Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long Term Retention Plan [Member] EquityInstruments in Thousands, shares in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2023 shares	Jul. 31, 2022 shares	Jan. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares shares	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Jun. 30, 2022 shares	Feb. 28, 2022 shares	Jun. 30, 2020 shares
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards					1 year 2 months 4 days	1 year 3 months 14 days
Ordinary Participation Certificates [Member]
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments			176,858		170,731	176,858
Conditionally sold (in CPOs) | EquityInstruments					11,600	27,500	38,800	39,200	72,558
Paid by employees (in CPOs) | EquityInstruments					(1,795)	(15,047)
Forfeited (in CPOs) | EquityInstruments					(3,638)	(18,580)
Outstanding at end of year (in CPOs) | EquityInstruments				176,858	176,898	170,731	176,858
To be paid by employees at end of year (in CPOs) | EquityInstruments					107,822	83,985
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $ / shares			$ 31.22		$ 30.68	$ 31.22
Conditionally sold | $ / shares					9.38	10.00
Paid by employees (in pesos per CPO) | $ / shares					1.60	30.10
Forfeited (in pesos per CPO) | $ / shares					70.14	70.14
Outstanding at end of year (in pesos per CPO) | $ / shares				$ 31.22	23.72	30.68	$ 31.22
To be paid by employees at end of year (in pesos per CPO) | $ / shares					$ 33.05	$ 44.79
Number Of Ordinary Participant Certificates Or Their Equivalent Owned | shares	4.5	1.7								23.9	24.7
Vesting periods	6 months	9 months	3 years	3 years
Number of other equity instruments held in connection of with forfeited rights | shares			17.2	7.5		6.2	7.5					5.6